Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of fair value of financial assets by level

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis for the periods presented (in thousands):

	As of December 31, 2016
	Level I	Level II	Level III	Total
Warrant Liabilities	—	—	11,090	11,090
Total liabilities	$—	$—	$11,090	$11,090

	As of December 31, 2015
	Level I	Level II	Level III	Total
Assets
Cash equivalents	$45,296	$—	$—	$45,296
Noncurrent asset	—	550	—	550
Total assets	$45,296	$550	$—	$45,846